Equity (Details 7) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Unclaimed dividends	$ 187
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Unclaimed dividends	74
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Unclaimed dividends	78
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Unclaimed dividends	$ 35